Financial Risk Management and Fair Values of Financial Instruments - Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2023 TWD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2023 USD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2023 JPY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2023 CNY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 TWD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 USD ($) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 JPY (¥) $ / ¥ $ / $ $ / ¥	Dec. 31, 2022 CNY (¥) $ / ¥ $ / $ $ / ¥
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies | $	$ 17,987,228				$ 15,034,220
Exchange rate	30.62	30.62	30.62	30.62
Currency Risk [member] | US$ [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 4,600,745	$ 149,837			6,418,052	$ 208,989
Liabilities denominated in foreign currencies	$ 650,178	$ 21,175			$ 338,762	$ 11,031
Currency Risk [member] | US$ [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	30.705	30.705	30.705	30.705	30.71	30.71	30.71	30.71
Currency Risk [member] | US$ [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate | $ / $	30.705	30.705	30.705	30.705	30.71	30.71	30.71	30.71
Currency Risk [member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 41,030		¥ 188,904		$ 26,712		¥ 114,940
Liabilities denominated in foreign currencies	$ 239,412		¥ 1,102,264		$ 368,989		¥ 1,587,732
Currency Risk [member] | JPY [member] | Financial Liability [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2172	0.2172	0.2172	0.2172	0.2324	0.2324	0.2324	0.2324
Currency Risk [member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2172	0.2172	0.2172	0.2172	0.2324	0.2324	0.2324	0.2324
Currency Risk [member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 24,210			¥ 5,595	$ 31,733			¥ 7,199
Currency Risk [member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	4.327	4.327	4.327	4.327	4.408	4.408	4.408	4.408
Other Risks [Member] | JPY [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies	$ 120,317		¥ 553,946		$ 338,102		¥ 1,454,830
Other Risks [Member] | JPY [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	0.2172	0.2172	0.2172	0.2172	0.2324	0.2324	0.2324	0.2324
Other Risks [Member] | RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets denominated in foreign currencies					$ 4,086,378			¥ 927,037
Other Risks [Member] | RMB [member] | Financial Asset [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate					4.408	4.408	4.408	4.408